Advances to Suppliers, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance at beginning of year	$ 2,361,778	$ 1,684,158
Change of allowance for credit losses	(284,191)	727,747
Translation adjustments	(48,608)	(50,127)
Balance at end of year	2,028,979	2,361,778
Suppliers [Member]
Balance at beginning of year	3,611	415
Change of allowance for credit losses	(3,563)	3,217
Translation adjustments	(48)	(21)
Balance at end of year	$ 0	$ 3,611